Provision for Income Taxes - Schedule of the Provisions for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense
Over provision of tax in prior year Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense